Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (466)	$ (370)	$ (543)	$ (619)	$ (514)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	255	264	350	369	392
Provision for uncollectibles	3	10	13	12	23
Non-cash interest expense	86	170	183	259	239
Stock-based compensation expense	13	16	20	17	18
Deferred income taxes	27	43	76	20	(221)
Unrealized derivative (gain) loss		(1)	(1)	(6)	(11)
Loss (gain) on extinguishment of debt	220			2	(200)
Goodwill and other asset impairments			8	1	256
Gain on sale of businesses	(12)	(9)	(9)
Other	1	4	(1)	2	2
Changes in assets and liabilities:
(Increase) decrease in receivables	(215)	(262)	(170)	(61)	221
(Increase) decrease in inventories	(197)	(128)	(149)	2	186
(Increase) decrease in other current assets	(4)		(3)	231	147
(Increase) decrease in other assets	2			1	1
Increase (decrease) in accounts payable and accrued liabilities	(46)	3	58	312	(481)
Increase (decrease) in other long-term liabilities	6	(4)	3	9	11
Net cash provided by (used in) operating activities	(327)	(264)	(165)	551	69
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(80)	(58)	(115)	(49)	(58)
Proceeds from sales of property and equipment	5	4	4	4	8
Refunds (payments) for businesses acquired, net of cash acquired	(196)	(21)	(21)		6
Proceeds from sale of a business	481	98	128		3
Purchase of investments	(985)	(23)	(23)
Proceeds from sale of investments			21
Other investing activity	(2)
Net cash flows from investing activities	(777)		(6)	(45)	(41)
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity contribution				1
Borrowings of long-term debt	4,140
Repayments of long-term debt	(3,290)	(8)	(10)	(40)	(72)
Borrowings on long-term revolver debt	1,192	888	1,053	178	5
Repayments on long-term revolver debt	(797)	(769)	(1,053)	(860)	(196)
Debt issuance and modification fees	(95)			(34)
Other financing activities	1
Net cash provided by (used in) financing activities	1,151	111	(10)	(755)	(263)
Effect of exchange rates on cash and cash equivalents				2	3
Increase (decrease) in cash and cash equivalents	47	(153)	(181)	(247)	(232)
Cash and cash equivalents at beginning of period	111	292	292	539	771
Cash and cash equivalents at end of period	$ 158	$ 139	$ 111	$ 292	$ 539